Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	44 Months Ended
	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 21, 2020
C000224331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Pioneer High Income Municipal Portfolio
Account Value	$ 10,273	$ 10,273		$ 9,366	$ 9,624	$ 10,634	$ 10,000
Average Annual Return, Percent	9.54%	0.00%	[1]
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 10,009	$ 10,009		9,434	9,276	10,153	10,000
Average Annual Return, Percent	6.09%	0.02%	[1]
Bloomberg High Yield Municipal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Total Return Index
Account Value	$ 10,894	$ 10,894		$ 9,694	$ 9,644	$ 10,723	$ 10,000
Average Annual Return, Percent	12.38%	2.36%	[1]

[1]	Performance of the Portfolio shown in the graph and table above is from the inception of the Portfolio on 12/21/20 through 8/31/24. Index information shown in the graph and table above is from 12/31/20 through 8/31/24.